UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.25%
Aerospace & Defense - 3.40%
CPI Aerostructures, Inc. (a)	8,187	$50,759
Cubic Corp.	3,698	150,878
National Presto Industries, Inc.	3,422	305,928
SIFCO Industries, Inc. (a)	9,159	88,842
		596,407
Automobiles - 0.93%
Thor Industries, Inc.	2,505	162,825
Banks - 2.12%
Bar Harbor Bankshares	2,603	87,695
First of Long Island Corp.	5,262	158,335
German American Bancorp, Inc.	3,886	125,090
		371,120
Building Products - 1.89%
Apogee Enterprises, Inc.	7,331	331,508
Chemicals - 1.88%
Hawkins, Inc.	3,822	149,134
KMG Chemicals, Inc.	8,395	180,325
		329,459
Commercial Services & Supplies - 4.62%
MSA Safety, Inc.	16,098	810,856
Construction & Engineering - 5.15%
Granite Construction, Inc.	21,048	903,591
Containers & Packaging - 4.33%
AptarGroup, Inc.	9,834	759,775
Diversified Financial Services - 0.15%
Value Line, Inc.	1,549	25,682
Electrical Equipment - 3.52%
Espey Manufacturing & Electronics Corp.	6,455	164,603
LSI Industries, Inc.	30,446	339,472
Powell Industries, Inc.	3,163	112,603
		616,678
Electronic Equipment, Instruments & Components - 2.72%
Badger Meter, Inc.	2,129	159,675
Kimball Electronics, Inc. (a)	14,844	167,292
Park Electrochemical Corp.	9,221	150,856
		477,823
Energy Equipment & Services - 4.27%
CARBO Ceramics, Inc. (a)	1,985	24,475
Dril-Quip, Inc. (a)	2,945	179,733
Gulf Island Fabrication, Inc.	14,912	103,191
RPC, Inc. (a)	8,934	131,777
Unit Corp. (a)	22,117	308,974
		748,150
Food & Staples Retailing - 2.28%
Weis Markets, Inc.	7,955	399,102
Food Products - 8.25%
Cal-Maine Foods, Inc.	6,455	287,248
Flowers Foods, Inc.	9,495	178,031
J & J Snack Foods Corp.	7,178	757,278
Sanderson Farms, Inc.	2,505	224,724
		1,447,281
Health Care Equipment & Supplies - 6.32%
Atrion Corp.	480	188,510
ICU Medical, Inc. (a)	1,917	199,349
Kewaunee Scientific Corp.	3,127	51,908
Merit Medical Systems, Inc. (a)	8,607	161,553
Span-America Medical Systems, Inc.	9,896	171,597
Utah Medical Products, Inc.	5,132	335,839
		1,108,756
Hotels, Restaurants & Leisure - 6.97%
Marcus Corp.	51,120	991,728
Monarch Casino & Resort, Inc. (a)	10,903	230,271
		1,221,999
Household Durables - 1.38%

Hooker Furniture Corp.	10,024	242,481
Household Products - 0.77%
Oil-Dri Corp. of America	4,133	134,364
Insurance - 0.69%
Baldwin & Lyons, Inc. - Class B	5,198	121,841
Internet & Catalog Retail - 0.85%
Duluth Holdings, Inc. (a)	5,607	148,586
Leisure Products - 9.97%
Arctic Cat, Inc. (a)	10,110	159,536
Johnson Outdoors, Inc. - Class A	13,656	359,972
Sturm, Ruger & Co., Inc.	18,580	1,230,553
		1,750,061
Machinery - 19.68%
Astec Industries, Inc.	8,143	434,347
Columbus McKinnon Corp.	12,719	190,531
Franklin Electric Co., Inc.	1,640	54,743
FreightCar America, Inc.	7,519	108,349
Gorman-Rupp Co.	33,830	1,047,038
Graham Corp.	9,900	178,794
Hardinge, Inc.	19,231	200,772
Hyster-Yale Materials Handling, Inc. - Class A	3,845	235,737
LB Foster Co. - Class A	15,727	181,332
Lincoln Electronic Holdings, Inc.	2,130	128,183
LS Starrett Co. - Class A	3,785	45,988
MFRI, Inc. (a)	15,012	117,844
Miller Industries, Inc.	5,769	123,226
Sun Hydraulics Corp.	7,743	226,638
Twin Disc, Inc. (a)	18,417	176,803
		3,450,325
Metals & Mining - 1.49%
Ampco-Pittsburgh Corp.	11,149	160,434
Synalloy Corp.	13,151	99,948
		260,382
Road & Rail - 0.64%
Marten Transport Ltd.	5,671	112,399
Semiconductors & Semiconductor Equipment - 2.13%
Cabot Microelectronics Corp.	3,757	162,077
MKS Instruments, Inc.	5,138	210,555
		372,632
Specialty Retail - 1.15%
Buckle, Inc.	6,325	156,418
Zumiez, Inc. (a)	3,063	45,577
		201,995
Textiles, Apparel & Luxury Goods - 0.55%
Lakeland Industries, Inc. (a)	10,876	95,926
Thrifts & Mortgage Finance - 1.15%
Hingham Institution for Savings	1,505	201,504
TOTAL COMMON STOCKS (Cost $18,336,779)		$17,403,508

SHORT-TERM INVESTMENTS - 0.83%
Money Market Funds - 0.83%
First American Prime Obligations Fund - Class Z, 0.300% (b)	144,668	144,668
TOTAL SHORT-TERM INVESTMENTS (Cost $144,668)		144,668

Total Investments (Cost $18,481,447) - 100.08%		17,548,176
Liabilities in Excess of Other Assets - (0.08%)		(14,083)
TOTAL NET ASSETS - 100.00%		$17,534,093

(a)	Non-income producing security.
(b)	Seven day yield as of May 31, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$18,481,447
Gross unrealized appreciation	2,139,913
Gross unrealized depreciation	(3,073,184)
Net unrealized depreciation	$(933,271)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange or the latest sales price on the Composite Market
(defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)) for the day such security is being valued.

Debt securities other than short-term instruments are valued at the mean in accordance with prices supplied by an approved Pricing Service. A Pricing Service may use valuation methods such as the mean between the bid and asked prices, a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Summary of Fair Value Exposure at May 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1 (1)	Level 2 (1)	Level 3	Total
Equity
Common Stock*	$17,314,666	$88,842	$-	$17,403,508
Short-Term Investments	144,668	-	-	144,668
Total Investments in Securities	$17,459,334	$88,842	$-	$17,548,176

The Fund held no Level 3 securities during the period ended May 31, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2016 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers as of May 31, 2016 are summarized in the table below:

Transfers into Level 1	$51,908
Transfers out of Level 1	(88,842)
Net transfers in and/or out of Level 1	$(36,934)

Transfers into Level 2	$88,842
Transfers out of Level 2	(51,908)
Net transfers in and/or out of Level 2	$36,934

(1) Transfers between levels resulted from securities priced previously with an official close price (Level 1 securities) or on days where there has been no sale on such exchange or on NASDAQ the security is valued at the mean price between the most recent bid and asked prices (Level 2 securities).

Disclosures about Derivative Instruments and Hedging Activities
The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
  John Buckel,  President

Date  July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
  John Buckel, President

Date  July 20, 2016

By (Signature and Title)*  /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  July 20, 2016

* Print the name and title of each signing officer under his or her signature.